Assets pledged, collateral received and assets transferred (Tables)	12 Months Ended
Dec. 31, 2021
Assets pledged, collateral received and assets transferred
Assets pledged and assets transferred as security against liabilities
The following table summarises the nature and carrying amount of the assets pledged as security against these liabilities:

	Barclays Bank Group
	2021	2020
	£m	£m
Cash collateral and settlement balances	63,080	69,271
Loans and advances at amortised cost	29,962	25,437
Trading portfolio assets	71,201	76,750
Financial assets at fair value through the income statement	5,595	5,584
Financial assets at fair value through other comprehensive income	14,699	15,303
Assets pledged	184,537	192,345
The following table summarises the transferred financial assets and the associated liabilities:

	Barclays Bank Group
	Transferred assets	Associated liabilities
	£m	£m
At 31 December 2021
Derivatives	64,826	(64,826)
Repurchase agreements	48,504	(28,494)
Securities lending arrangements	66,703	—
Other	4,504	(4,174)
	184,537	(97,494)

At 31 December 2020
Derivatives	72,732	(72,732)
Repurchase agreements	58,398	(39,044)
Securities lending arrangements	59,824	—
Other	1,391	(1,134)
	192,345	(112,910)

	Carrying value		Fair value
	Transferred assets	Associated liabilities	Transferred assets	Associated liabilities	Net position
	£m	£m	£m	£m	£m
Barclays Bank Group
2021
Recourse to transferred assets only	1,303	(1,225)	1,423	(1,219)	204
2020
Recourse to transferred assets only	963	(952)	1,051	(966)	85

Collateral held as security for assets
Under certain transactions, including reverse repurchase agreements and stock borrowing transactions, the Barclays Bank Group is allowed to resell or re-pledge the collateral held. The fair value at the balance sheet date of collateral accepted and re-pledged to others was as follows:

	Barclays Bank Group
	2021	2020
	£m	£m
Fair value of securities accepted as collateral	934,363	792,317
Of which fair value of securities re-pledged/transferred to others	819,169	684,389